Employee stock incentive plans (Details 2)	12 Months Ended
	Mar. 31, 2021 shares yr ₨ / shares	Mar. 31, 2021 shares yr ₨ / shares	Mar. 31, 2021 shares yr ₨ / shares	Mar. 31, 2021 shares Number yr ₨ / shares	Mar. 31, 2021 shares yr ₨ / shares	Mar. 31, 2020 shares yr ₨ / shares	Mar. 31, 2020 shares yr ₨ / shares	Mar. 31, 2020 shares yr ₨ / shares	Mar. 31, 2020 shares Number yr ₨ / shares	Mar. 31, 2020 shares yr ₨ / shares
Statement [Line Items]
Weighted average remaining useful life, Outstanding at the beginning of the year | yr					73
Weighted average remaining useful life, Granted during the year | yr					89
Weighted average remaining useful life, Outstanding at the end of the year | yr										73
Category A [Member] | DRL 2007 Plan [Member]
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year	202,760			202,760					146,060
Shares arising out of options, Granted during the year | Number				96,080					61,700
Shares arising out of options, Expired/forfeited during the year | Number				(13,348)					(5,000)
Shares arising out of options, Exercised during the year | Number				(15,152)					0
Shares arising out of options, Outstanding at the end of the year	270,340					202,760			202,760
Shares arising out of options, Exercisable at the end of the year | shares	69,530	69,530	69,530	69,530	69,530	35,265	35,265	35,265	35,265	35,265
Range of exercise prices, Granted during the year			₨ 3,679.00					₨ 2,814.00
Range of exercise prices,exercised/forfeited during the year								2,607.00
Range of exercise prices, Exercised during the year								0
Weighted average exercise price, Outstanding at the beginning of the year			2,353.62					2,166.00
Weighted average exercise price, Granted during the year			3,679.00					2,814.00
Weighted average exercise price, expired/forfeited during the year			2,678.03					2,607.00
Weighted average exercise price, Exercised during the year			2,643.48					0
Weighted average exercise price, Outstanding at the end of the year			2,791.65					2,353.62
Weighted average exercise price, Exercisable at the end of the year	₨ 2,182.21	₨ 2,182.21	₨ 2,182.21	₨ 2,182.21	₨ 2,182.21	₨ 2,150.81	₨ 2,150.81	₨ 2,150.81	₨ 2,150.81	₨ 2,150.81
Weighted average remaining useful life, Outstanding at the beginning of the year		72			72		81
Weighted average remaining useful life, Granted during the year		90					90
Weighted average remaining useful life, Outstanding at the end of the year					67		72			72
Weighted average remaining useful life, Exercisable at the end of the year | yr	45	45	45	45	45	51	51	51	51	51
Category A [Member] | DRL 2007 Plan [Member] | Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year			₨ 1,982.00					₨ 1,982.00
Range of exercise prices,exercised/forfeited during the year			2,607.00
Range of exercise prices, Exercised during the year			2,607.00
Range of exercise prices, Outstanding at the end of the year			1,982.00					1,982.00
Range of exercise prices, Exercisable at the end of the year	₨ 1,982.00	₨ 1,982.00	1,982.00	₨ 1,982.00	₨ 1,982.00	₨ 1,982.00	₨ 1,982.00	1,982.00	₨ 1,982.00	₨ 1,982.00
Category A [Member] | DRL 2007 Plan [Member] | Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year			2,814.00					2,607.00
Range of exercise prices,exercised/forfeited during the year			2,814.00
Range of exercise prices, Exercised during the year			2,814.00
Range of exercise prices, Outstanding at the end of the year			3,679.00					2,814.00
Range of exercise prices, Exercisable at the end of the year	₨ 2,814.00	₨ 2,814.00	₨ 2,814.00	₨ 2,814.00	₨ 2,814.00	₨ 2,607.00	₨ 2,607.00	₨ 2,607.00	₨ 2,607.00	₨ 2,607.00